Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000218810 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218810 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218810 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000218810 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218810 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000218810 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000218810 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000218810 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000218810 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000218810 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000218810 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
C000218810 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218810 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000229631 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000229631 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000229631 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000229631 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229631 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000229631 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000229631 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229631 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000229631 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000229631 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000229631 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000231438 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000231438 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000231438 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000231438 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000231438 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231438 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000231438 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000231438 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000231438 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000231438 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000231438 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231438 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000235594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000235594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000235594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000235594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000235594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000235594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000235594 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000235594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000235594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%
C000235594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000235594 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[2]
C000235594 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000235594 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000237212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000237212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000237212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000237212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000237212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000237212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000237212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000237212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000237212 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000237212 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000240858 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000240858 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000240858 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000240858 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000240858 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000240858 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000240858 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240858 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000240858 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000240858 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240858 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000240858 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000241195 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000241195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000241195 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000241195 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000241195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000241195 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241195 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000241195 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241195 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241195 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000243013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000243013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000243013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000243013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%
C000243013 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000251449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000251449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000251449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000251449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000251449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000251449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000251449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251449 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000251449 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251450 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000251450 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000251450 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000251450 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000251450 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251450 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000251450 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000251450 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000251450 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000251450 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000251450 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000251450 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000251451 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000251451 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000251451 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000251451 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000251451 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251451 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000251451 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251451 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000251451 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000251451 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251451 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251451 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000257449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000257449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000257449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000257449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000257449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000257449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000257449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000257449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000257449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000257449 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000257449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000257449 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%

[1]	Equity-Linked Notes that are linked to the S&P 500 Index.
[2]	Equity-Linked Notes that are linked to the Nasdaq-100 Index.